Deferred and current taxes	6 Months Ended
Jun. 30, 2018
Income Taxes [Abstract]
Deferred and current taxes
Deferred and current taxes
The development of deferred tax assets and liabilities relates to changes in temporary differences and tax loss carry forwards. Income tax receivables decreased from USD 16,377k at December 31, 2017 to USD 14,983k at June 30, 2018 due to tax refunds received from tax authorities. Income tax liabilities increased from USD 15,539k at December 31, 2017 to USD 35,741k at June 30, 2018 due to the expense calculated for the period.
Income taxes in the six months ended June 30, 2018 amounted to USD 33,722k compared to USD 18,986k in the six months ended June 30, 2017, reflecting profit in these periods.
The effective tax rate of 30.5% for the six months ended June 30, 2018 deviated from the expected group rate of 32.0% primarily due to changes in recognition of valuation allowances on tax losses and deductible temporary differences in Germany, Brazil, South Africa and Luxembourg, impacting the rate by 4.03%. Offsetting these unfavorable impacts by 0.4% were benefits from tax exempt income due to ACE deduction in Italy and other effects by 1.24%. The remaining difference primarily relates to foreign tax rate differentials decreasing the tax rate by 3.9%.
The effective tax rate of 35.0% for the six months ended June 30, 2017 deviated from the expected group rate of 32.0% primarily due to non-creditable withholding taxes on tax exempt dividends received from the South Korean subsidiary. The tax effect for the six months ended June 30, 2016 was 3.3% and the impact of this first quarter event will have a reduced effect on the annual effective tax rate over the remainder of the year. Other non-deductible business expenses and non-deductible interest expenses due to local trade tax adjustments for the Group's German entities also impacted the rate by 5.9%. Offsetting these unfavorable impacts by 1.6% were benefits from tax exempt income due to domestic production activities in the United States and ACE deduction in Italy. Changes in recognition of losses and deductible temporary differences in Luxembourg, Germany, Brazil, South Africa, and Sweden resulted in a further 3.3% decrease. The remaining difference primarily relates to foreign tax rate differentials of favorable 1.9%.